UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22380
Investment Company Act File Number
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Advantaged Bond and Option Strategies Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 72.6%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 2.0%
$2,705	Vermont Municipal Bond Bank, 4.00%, 12/1/17	$2,949,721
795	Vermont Municipal Bond Bank, 5.00%, 12/1/19	909,711

		$3,859,432

Education — 2.7%
$2,395	Alabama Public School and College Authority, 5.00%, 12/1/17	$2,724,863
2,000	Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	2,312,600

		$5,037,463

Escrowed/Prerefunded — 1.5%
$2,545	Harris County, TX, Flood Control District, Prerefunded to 10/1/14, 5.25%, 10/1/20	$2,897,712

		$2,897,712

General Obligations — 33.7%
$2,980	Alexandria, VA, 4.00%, 7/1/16	$3,303,002
5,370	Beaufort County, SC, School District, 5.00%, 3/1/19	6,086,895
1,380	Bedford, MA, 4.00%, 8/15/16	1,527,991
100	Carrollton, TX, 3.00%, 8/15/15	105,402
150	Dakota County, MN, Community Development Agency, 3.00%, 1/1/13	155,763
900	Dakota County, MN, Community Development Agency, 3.00%, 1/1/14	944,055
2,010	Florida Board of Education, 5.00%, 6/1/17	2,286,094
555	Frederick Country, MD, 4.00%, 2/1/15	606,948
600	Georgia, 5.00%, 7/1/17	697,998
2,815	Hoover, AL, Board of Education Capital Outlay Warrants, 5.00%, 2/15/14	3,092,841
240	Hopkinton, MA, 4.00%, 7/15/16	263,011
1,000	Howard County, MD, 4.00%, 2/15/21	1,055,320
860	Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	566,783
8,000	Massachusetts, 5.25%, 8/1/21	9,199,600
2,400	Massachusetts, 5.50%, 10/1/15	2,792,352
3,330	Montgomery County, MD, 5.00%, 9/1/15	3,720,276
1,365	Montgomery County, MD, 5.00%, 8/1/20	1,577,694
1,650	Morris County, NJ, 5.00%, 2/15/14	1,832,820
500	New York, 5.00%, 4/15/15	567,260
8,000	North Carolina, 5.00%, 6/1/16	9,249,280
5,530	Oyster Bay, NY, 3.00%, 8/15/16	5,827,625
2,790	Richardson, TX, 5.00%, 2/15/18	3,197,312
2,000	Washington, 5.00%, 1/1/16	2,277,840
2,255	Wisconsin, 5.00%, 5/1/20	2,521,586

		$63,455,748

Insured-Escrowed/Prerefunded — 0.8%
$2,050	Houston, TX, Water & Sewer System Revenue, (AGM), Escrowed to Maturity, 0.00%, 12/1/20	$1,487,172

		$1,487,172

Insured-General Obligations — 4.9%
$785	Houston, TX, (NPFG), 5.25%, 3/1/14	$875,919
7,500	Pennsylvania, (AGM), 5.00%, 9/1/15	8,333,925

		$9,209,844

Insured-Transportation — 0.6%
$1,000	New York State Thruway Authority, (AGM), 5.00%, 3/15/14	$1,111,220

		$1,111,220

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 5.7%
$2,125	New York State Urban Development Corp., 5.00%, 1/1/15	$2,340,390
7,415	New York State Urban Development Corp., 5.00%, 12/15/17	8,461,701

		$10,802,091

Transportation — 11.9%
$20,000	New York State Thruway Authority, 5.00%, 4/1/18(1)	$22,455,000

		$22,455,000

Water and Sewer — 8.8%
$8,000	California Department of Water Resources, 5.00%, 5/1/19(1)	$8,983,120
105	Houston, TX, Utility System Revenue, 4.00%, 11/15/16	114,884
2,280	Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	2,509,003
2,025	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/21	2,359,206
2,200	New Jersey Environmental Infrastructure Trust, 5.00%, 9/1/18	2,539,746

		$16,505,959

Total Tax-Exempt Municipal Securities (identified cost $137,623,515)		$136,821,641

Call Options Purchased — 0.0%(2)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	265	$1,390	4/16/11	$8,612
S&P 500 Index FLEX	243	1,420	4/1/11	—
S&P 500 Index FLEX	244	1,425	4/5/11	1
S&P 500 Index FLEX	245	1,415	4/6/11	16
S&P 500 Index FLEX	244	1,410	4/8/11	144
S&P 500 Index FLEX	245	1,395	4/13/11	4,340
S&P 500 Index FLEX	265	1,385	4/14/11	12,800
S&P 500 Index FLEX	267	1,395	4/19/11	14,620
S&P 500 Index FLEX	241	1,400	4/21/11	12,798
S&P 500 Index FLEX	240	1,415	4/21/11	5,530
S&P 500 Index FLEX	241	1,415	4/26/11	10,641
S&P 500 Index FLEX	240	1,427	4/28/11	7,740

Total Call Options Purchased (identified cost $99,525)				$77,242

Put Options Purchased — 0.1%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	265	$1,120	4/16/11	$8,612
S&P 500 Index FLEX	243	1,175	4/1/11	—
S&P 500 Index FLEX	244	1,180	4/5/11	52
S&P 500 Index FLEX	245	1,160	4/6/11	60
S&P 500 Index FLEX	244	1,150	4/8/11	219
S&P 500 Index FLEX	245	1,110	4/13/11	495
S&P 500 Index FLEX	265	1,115	4/14/11	951
S&P 500 Index FLEX	267	1,155	4/19/11	10,614
S&P 500 Index FLEX	241	1,170	4/21/11	18,119
S&P 500 Index FLEX	240	1,185	4/21/11	24,717
S&P 500 Index FLEX	241	1,175	4/26/11	35,041
S&P 500 Index FLEX	240	1,195	4/28/11	58,536

Total Put Options Purchased (identified cost $819,530)				$157,416

Short-Term Investments — 29.8%

U.S. Government Agency Obligations — 10.6%

Principal
Amount
(000’s omitted)	Security	Value
$20,000	Federal Home Loan Bank Discount Note, 0.40%, 6/27/11(1)	$19,980,667

Total U.S. Government Agency Obligations (identified cost $19,980,667)		$19,980,667

U.S. Treasury Obligations — 8.0%

Principal
Amount
(000’s omitted)	Security	Value
$15,000	U.S. Treasury Bill, 0.01%, 4/7/11	$14,999,975

Total U.S. Treasury Obligations (identified cost $14,999,975)		$14,999,975

Other Securities — 11.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	$21,067	$21,067,026

Total Other Securities (identified cost $21,067,026)		$21,067,026

Total Short-Term Investments (identified cost $56,047,668)		$56,047,668

Total Investments — 102.5% (identified cost $194,590,238)		$193,103,967

Call Options Written — (1.3)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	265	$1,330	4/16/11	$(352,450)
S&P 500 Index FLEX	243	1,355	4/1/11	(51)
S&P 500 Index FLEX	244	1,360	4/5/11	(9,675)
S&P 500 Index FLEX	245	1,350	4/6/11	(41,803)
S&P 500 Index FLEX	244	1,345	4/8/11	(87,975)
S&P 500 Index FLEX	245	1,330	4/13/11	(302,990)
S&P 500 Index FLEX	265	1,325	4/14/11	(414,151)
S&P 500 Index FLEX	267	1,335	4/19/11	(347,868)
S&P 500 Index FLEX	241	1,335	4/21/11	(335,953)
S&P 500 Index FLEX	240	1,350	4/21/11	(186,857)
S&P 500 Index FLEX	241	1,350	4/26/11	(229,376)
S&P 500 Index FLEX	240	1,362	4/28/11	(151,774)

Total Call Options Written (premiums received $1,982,205)				$(2,460,923)

Put Options Written — (0.3)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	265	$1,180	4/16/11	$(27,163)
S&P 500 Index FLEX	243	1,240	4/1/11	—
S&P 500 Index FLEX	244	1,245	4/5/11	(2,572)
S&P 500 Index FLEX	245	1,225	4/6/11	(1,868)
S&P 500 Index FLEX	244	1,215	4/8/11	(3,635)
S&P 500 Index FLEX	245	1,175	4/13/11	(4,617)
S&P 500 Index FLEX	265	1,175	4/14/11	(6,451)
S&P 500 Index FLEX	267	1,215	4/19/11	(41,709)
S&P 500 Index FLEX	241	1,235	4/21/11	(70,967)
S&P 500 Index FLEX	240	1,250	4/21/11	(96,346)
S&P 500 Index FLEX	241	1,240	4/26/11	(111,939)
S&P 500 Index FLEX	240	1,260	4/28/11	(175,229)

Total Put Options Written (premiums received $2,053,940)				$(542,496)

Other Assets, Less Liabilities — (0.9)%				$(1,769,185)

Net Assets — 100.0%				$188,331,363

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At March 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	21.6%
		Massachusetts	11.1%
		Others, representing less than 10% individually	39.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 6.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 5.7% of total investments.

(1)		Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)		Amount is less than 0.05%.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $6,957.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$194,037,537

Gross unrealized appreciation	$790,698
Gross unrealized depreciation	(1,724,268)

Net unrealized depreciation	$(933,570)

Written call and put options activity for the fiscal year to date ended March 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	6,402	$3,679,826
Options written	18,916	11,881,076
Options exercised	(5,488)	(3,468,076)
Options expired	(13,870)	(8,056,681)

Outstanding, end of period	5,960	$4,036,145

At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At March 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $234,658 and $3,003,419, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$136,821,641	$—	$136,821,641
Call Options Purchased	8,612	68,630	—	77,242
Put Options Purchased	8,612	148,804	—	157,416
Short-Term Investments	—	56,047,668	—	56,047,668

Total	$17,224	$193,086,743	$—	$193,103,967

Liability Description

Call Options Written	$(352,450)	$(2,108,473)	$—	$(2,460,923)
Put Options Written	(27,163)	(515,333)	—	(542,496)

Total	$(379,613)	$(2,623,806)	$—	$(3,003,419)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2011